Long-term debt (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 USD ($)	Dec. 17, 2021 USD ($)	Jan. 02, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of contributions received	$ 23,151		$ 12,520
Repayment of final payment	4,069		31
Fair value of warrant	$ 318
Warrant issue to purchase common shares | shares	454,544	454,544
Additional warrant purchase | shares	113,636	113,636
Exercise price of warrants | $ / shares	$ 1.32
Additional borrowings	$ 10,000
Transaction costs	$ 377
Effective interest rate of the loan	13.06%
Loan issued	$ 18,002		6,906		$ 6,500	$ 6,500
Monthly principal payments		$ 83
Revaluation difference recorded as government assistance	420
Venture loan [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of final payment	$ 750
Effective interest rate of the loan	13.06%
Loan maturity	42 months	42 months
Loan issued	$ 14,619			$ 15,000
Debt Component [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs	224
Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs	4
Loan commitment [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs	$ 149
Prime rate plus [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate of the loan	5.75%
Interest rate floor [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate of the loan	3.25%
Effective interest rate of the loan of remained appropriate [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate of the loan	11.00%